Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8 - Commitments and Contingencies

Litigations, Claims, and Assessments

From time to time, the Company is involved in various disputes, claims, liens and litigation matters arising out of the normal course of business which could result in a material adverse effect on the Company’s combined financial position, results of operations or cash flows. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. As of March 31, 2022 and March 31, 2021, the Company had no outstanding claims or litigation and had no liabilities recorded for loss contingencies.

Operating Lease

On August 21, 2019, the Company entered into a lease for a 10,000 square foot facility consisting of lab and office space. The lease requires monthly payments of $16,667 and expires on November 30, 2025. The Company has arranged for a $100,000 letter of credit in favor of the landlord in lieu of a security deposit, which was included as restricted cash on the consolidated balance sheet as of March 31, 2022 and December 31, 2021.

The assets and liabilities from operating leases are recognized at the lease commencement date based on the present value of remaining lease payments over the lease term using the Company’s incremental borrowing rates or implicit rates, when readily determinable. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet. The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, the Company uses a discount rate based on its estimated incremental commercial borrowing rate,

The following table presents information about the amount and timing of liabilities arising from the Company’s operating and finance leases as of March 31, 2022 (in thousands):

Maturity of Lease Liabilities	Operating Lease Liabilities
2022	$150,000
2023	200,000
2024	200,000
2025	183,337
Total undiscounted operating lease payments	$733,337
Less: Imputed interest	95,533
Present value of operating lease liabilities	$637,805
Short-term portion	177,453
Long term portion	460,352

Weighted average remaining lease term in years	4.9
Weighted average discount rate	6.50%

The Company incurred lease expense for its operating lease of approximately $50,000 for the three months ended March 31, 2022.

The minimum lease payments for the years ending December 31 are approximately as follows: $200,000 in each of 2022 through 2024 and $183,000 in 2025.

The Right of Use Asset at March 31, 2022 of $654,471 is being amortized over the lease term – with $177,453 classified as a short-term asset and $477,018 classified as a long term asset.

Note 8 - Commitments and Contingencies

Litigations, Claims, and Assessments

From time to time, the Company is involved in various disputes, claims, liens and litigation matters arising out of the normal course of business which could result in a material adverse effect on the Company’s combined financial position, results of operations or cash flows. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. As of December 31, 2021 and December 31, 2020, the Company had no outstanding claims or litigation and had no liabilities recorded for loss contingencies.

Operating Lease

On August 21, 2019, the Company entered into a lease for a 10,000 square foot facility consisting of lab and office space. The lease requires monthly payments of $16,667 and expires on November 30, 2025. The Company has arranged for a $100,000 letter of credit in favor of the landlord in lieu of a security deposit, which is included as restricted cash on the consolidated balance sheet as of December 31, 2021 and December 31, 2020.

The minimum lease payments for the years ending December 31 are approximately as follows: $200,000 in each of 2022 through 2024 and $183,000 in 2025.